Concentrations - Schedule of Concentration of Accounts Receivable and Sales (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues				$ 163,996
Accounts Receivable [Member] | Tweed [Member]
Percentage of concentration			0.00%	100.00%
Sales Revenue, Net [Member]
Percentage of concentration			0.00%	100.00%
Revenues				$ 163,996
Sales Revenue, Net [Member] | Tweed [Member]
Percentage of concentration			0.00%	50.00%
Revenues				$ 80,620
Sales Revenue, Net [Member] | ER Michigan [Member]
Percentage of concentration			0.00%	18.00%
Revenues				$ 28,385
Sales Revenue, Net [Member] | Urbanika Farms [Member]
Percentage of concentration			0.00%	17.00%
Revenues				$ 27,600
Sales Revenue, Net [Member] | University of Arizona CEAC [Member]
Percentage of concentration			0.00%	11.00%
Revenues				$ 18,626
Sales Revenue, Net [Member] | GSS Colorado [Member]
Percentage of concentration			0.00%	2.00%
Revenues				$ 5,000
Sales Revenue, Net [Member] | PH Research Platform [Member]
Percentage of concentration			0.00%	2.00%
Revenues				$ 3,765